Basis of Presentation and Nature of Operations - Substantial Expenses in Connection with Acquisition (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
May 31, 2013
Business Acquisition [Line Items]
Legal expenses	$ 10.3
Professional fees and consulting	7.5
Internal labor	3.0
Costs related to the previously planned divestiture of the Liquid Divert and Attitude Control Systems (the "LDACS") business, including $0.3 million of internal labor	1.5
Other	1.1
Total expenses related to acquisition	$ 23.4